Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 10: FAIR VALUE OF FINANCIAL INSTRUMENTS
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The book value of the senior notes is presented net of deferred financing costs. The senior notes are fixed rate borrowings and their fair value was determined based on quoted market prices, excluding the effect of any deferred finance costs.
Capital leases and long term debt: The capital leases and long-term debt are fixed rate obligations and their carrying amounts approximate their fair value as indicated in the table below.
The estimated fair values of the Company's financial instruments are as follows:

	December 31, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 81,507	$ 81,507	$ 71,931	$ 71,931
Senior notes	$ (367,178)	$ (247,969)	$ (366,250)	$ (378,049)
Capital lease obligations	$ (20,649)	$ (20,649)	$ (22,360)	$ (22,360)
Long-term debt, including current portion	$ (390)	$ (390)	$ (459)	$ (459)
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable.

Fair Value Measurements at December 31, 2015
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 81,507	$ 81,507	$ —	$ —
Senior Notes	$ (247,969)	$ (247,969)	$ —	$ —
Capital lease obligations(1)	$ (20,649)	$ —	$ (20,649)	$ —
Long-term debt(1)	$ (390)	$ —	$ (390)	$ —

Fair Value Measurements at December 31, 2014
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 71,931	$ 71,931	$ —	$ —
Senior Notes	$ (378,049)	$ (378,049)	$ —	$ —
Capital lease obligations(1)	$ (22,360)	$ —	$ (22,360)	$ —
Long-term debt(1)	$ (459)	$ —	$ (459)	$ —
(1)      The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.